ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

June 21, 2019	Robert M. Schmidt T +1 617 951 7831 robert.schmidt@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Residential Real Estate Income Fund I, Inc. (the “Fund”)

Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of Stone Ridge Residential Real Estate Income Fund I, Inc., a Maryland corporation. The Fund has filed via EDGAR a Notification of Registration on Form N-8A in conjunction with this filing.

Pursuant to Section 6 of the 1933 Act, we have calculated the Registration Fees and have wired such fees in the amount of $121.20 to the Securities and Exchange Commission.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7831.

Very truly yours,

/s/ Robert M. Schmidt
Robert M. Schmidt

cc:	Lauren D. Macioce

Daniel W. Whitney

Xiao Zhu

Elizabeth J. Reza

Gregory C. Davis